Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 40.7	$ 32.0	$ 14.8	$ 16.5	$ 9.6	$ 22.2
Restricted cash	0.4	0.6		0.0
Accounts receivable - net	100.7	63.8		71.0
Intercompany interest receivable		0.0		0.0
Intercompany short-term note receivable		0.0		0.0
Inventories - net	163.6	145.9		163.2
Prepaids and other current assets	10.7	10.3		15.1
Total current assets	322.3	252.6		289.5
Deferred income taxes		0.0		23.7
Current assets held for sale	6.2	0.0
Property, plant and equipment - net	111.4	116.4		134.3
Goodwill	845.9	845.8		872.8	873.4
Other intangible assets - net	503.3	519.6		584.5
Intercompany long-term note receivable	0.0	0.0		0.0
Due from affiliates	0.0	0.0		0.0
Investment in subsidiaries	0.0	0.0		0.0
Other non-current assets	24.1	15.9		17.2
Long-term assets held for sale	0.0	3.7		0.0
Total assets	1,807.0	1,754.0		1,898.3	1,918.2
Current Liabilities:
Accounts payable	124.4	129.0		166.7
Accrued expenses and other liabilities	146.3	157.6		165.4
Current portion of capital leases		0.4		0.5
Intercompany interest payable		0.0
Intercompany short-term note payable		0.0		0.0
Product warranties	31.1	34.3		36.0
Total current liabilities	303.2	321.3		368.6
Short-term borrowings	0.1	0.0
Current portion of long-term debt and capital leases	1.3	0.4		0.5
Long-term capital leases	1,369.9	2.3		3.6
Deferred income taxes	152.8	167.9		218.0
Pension and postretirement health obligations	58.8	33.3		36.4
Intercompany long-term note payable	0.0	0.0
Due to affiliates	0.0	0.0		0.0
Investment in subsidiaries	0.0	0.0		0.0
Other long-term liabilities	33.4	20.5		20.3
Total non-current liabilities	1,614.9	224.0		278.3
Total Equity:
Total equity	(111.1)	1,208.7	1,322.3	1,251.4	1,268.4
Total liabilities and equity	1,807.0	1,754.0		1,898.3
Intercompany long-term note payable				0.0
Consolidation, Eliminations [Member]
Current Assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0	0.0	0.0
Restricted cash	0.0	0.0
Accounts receivable - net	(2.4)	(9.6)		(2.8)
Intercompany interest receivable		(4.2)		(3.2)
Intercompany short-term note receivable		(31.0)		(15.8)
Inventories - net		0.0		0.0
Prepaids and other current assets	(2.8)	(2.2)		(1.2)
Total current assets	(5.2)	(47.0)		(23.8)
Deferred income taxes				(0.8)
Property, plant and equipment - net	0.0	0.0		0.0
Goodwill	0.0	0.0		0.0
Other intangible assets - net		0.0		0.0
Intercompany long-term note receivable	(20.0)	(42.4)		(193.2)
Due from affiliates	(2,851.5)	(3,074.9)		(3,662.5)
Investment in subsidiaries	(3,734.8)	(3,579.8)		(4,805.1)
Other non-current assets	(51.1)	(59.0)		0.9
Long-term assets held for sale		0.0
Total assets	(6,662.6)	(6,803.1)		(8,683.7)
Current Liabilities:
Accounts payable	(2.4)	(9.6)		(2.8)
Accrued expenses and other liabilities	(2.8)	(2.2)		(2.0)
Current portion of capital leases		0.0		0.0
Intercompany interest payable		(4.2)		(3.2)
Intercompany short-term note payable		(31.0)		(15.8)
Product warranties	0.0	0.0		0.0
Total current liabilities	(5.2)	(47.0)		(23.8)
Short-term borrowings	0.0
Current portion of long-term debt and capital leases	0.0
Long-term capital leases	0.0	0.0		0.0
Deferred income taxes	(44.8)	(51.0)		9.2
Pension and postretirement health obligations	(6.3)	(8.0)		(8.3)
Intercompany long-term note payable	(20.0)	(42.4)
Due to affiliates	(2,851.5)	(3,074.9)		(3,662.5)
Investment in subsidiaries	(361.4)	(638.6)		(185.4)
Other long-term liabilities	0.0	0.0		0.0
Total non-current liabilities	(3,284.0)	(3,814.9)		(4,040.2)
Total Equity:
Total equity	(3,373.4)	(2,941.2)		(4,619.7)
Total liabilities and equity	(6,662.6)	(6,803.1)		(8,683.7)
Intercompany long-term note payable				(193.2)
Parent Company [Member]
Current Assets:
Cash and cash equivalents	10.4	0.0	0.0	0.0	0.0	0.0
Restricted cash	0.0	0.0
Accounts receivable - net	0.1	0.0		2.8
Intercompany interest receivable		0.0		0.0
Intercompany short-term note receivable		0.0		0.0
Inventories - net	0.0	0.0		0.0
Prepaids and other current assets	0.0	1.2		0.0
Total current assets	10.5	1.2		19.4
Deferred income taxes				16.6
Current assets held for sale	0.0
Property, plant and equipment - net	1.3	0.9		0.0
Goodwill	0.0	0.0		0.0
Other intangible assets - net	0.0	0.0		0.0
Intercompany long-term note receivable	0.0	0.0		0.0
Due from affiliates	0.0	0.0		0.0
Investment in subsidiaries	3,734.8	3,579.8		4,805.1
Other non-current assets	5.6	0.0		0.0
Long-term assets held for sale		0.0
Total assets	3,752.2	3,581.9		4,824.5
Current Liabilities:
Accounts payable	6.9	0.1		0.0
Accrued expenses and other liabilities	8.7	0.0		1.6
Current portion of capital leases		0.0		0.0
Intercompany interest payable		0.0		3.2
Intercompany short-term note payable		0.0		0.0
Product warranties	0.0	0.0		0.0
Total current liabilities	15.6	0.1		4.8
Short-term borrowings	0.0
Current portion of long-term debt and capital leases	0.0
Long-term capital leases	1,367.9	0.0		0.0
Deferred income taxes	135.6	155.4		201.9
Pension and postretirement health obligations	60.1	35.0		37.2
Intercompany long-term note payable	15.7	0.0
Due to affiliates	2,259.9	2,176.9		3,130.4
Investment in subsidiaries	0.0	0.0		0.0
Other long-term liabilities	8.5	5.8		5.6
Total non-current liabilities	3,847.7	2,373.1		3,568.3
Total Equity:
Total equity	(111.1)	1,208.7		1,251.4
Total liabilities and equity	3,752.2	3,581.9		4,824.5
Intercompany long-term note payable				193.2
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	0.8	3.5	1.7	2.7	0.2	(0.8)
Restricted cash	0.0	0.0
Accounts receivable - net	0.0	0.0		13.1
Intercompany interest receivable		0.0		0.9
Intercompany short-term note receivable		0.0		0.0
Inventories - net	79.5	80.2		83.9
Prepaids and other current assets	1.7	2.3		7.0
Total current assets	85.6	86.0		107.6
Deferred income taxes				0.0
Current assets held for sale	3.6
Property, plant and equipment - net	69.1	71.2		86.1
Goodwill	832.4	832.4		860.4
Other intangible assets - net	437.7	452.1		512.4
Intercompany long-term note receivable	20.0	0.0		9.3
Due from affiliates	2,851.5	3,074.9		3,662.5
Investment in subsidiaries	0.0	0.0		0.0
Other non-current assets	3.8	3.1		2.8
Long-term assets held for sale		3.7
Total assets	4,300.1	4,523.4		5,241.1
Current Liabilities:
Accounts payable	69.0	81.8		92.1
Accrued expenses and other liabilities	82.9	100.1		98.0
Current portion of capital leases		0.4		0.5
Intercompany interest payable		4.2
Intercompany short-term note payable		31.0		15.8
Product warranties	21.3	23.8		23.6
Total current liabilities	173.7	241.3		230.0
Short-term borrowings	0.0
Current portion of long-term debt and capital leases	0.5
Long-term capital leases	2.0	2.3		2.3
Deferred income taxes	0.0	0.0		0.0
Pension and postretirement health obligations	5.0	6.3		7.5
Intercompany long-term note payable	0.0	42.4
Due to affiliates	0.0	0.0		0.0
Investment in subsidiaries	361.4	638.6		185.4
Other long-term liabilities	23.2	12.7		10.8
Total non-current liabilities	391.6	702.3		206.0
Total Equity:
Total equity	3,734.8	3,579.8		4,805.1
Total liabilities and equity	4,300.1	4,523.4		5,241.1
Intercompany long-term note payable				0.0
Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	29.5	28.5	$ 13.1	13.8	$ 9.4	$ 23.0
Restricted cash	0.4	0.6
Accounts receivable - net	103.0	73.4		57.9
Intercompany interest receivable		4.2		2.3
Intercompany short-term note receivable		31.0		15.8
Inventories - net	84.1	65.7		79.3
Prepaids and other current assets	11.8	9.0		9.3
Total current assets	231.4	212.4		186.3
Deferred income taxes				7.9
Current assets held for sale	2.6
Property, plant and equipment - net	41.0	44.3		48.2
Goodwill	13.5	13.4		12.4
Other intangible assets - net	65.6	67.5		72.1
Intercompany long-term note receivable	0.0	42.4		183.9
Due from affiliates	0.0	0.0		0.0
Investment in subsidiaries	0.0	0.0		0.0
Other non-current assets	65.8	71.8		13.5
Long-term assets held for sale		0.0
Total assets	417.3	451.8		516.4
Current Liabilities:
Accounts payable	50.9	56.7		77.4
Accrued expenses and other liabilities	57.5	59.7		67.8
Current portion of capital leases		0.0		0.0
Intercompany interest payable		0.0
Intercompany short-term note payable		0.0		0.0
Product warranties	9.8	10.5		12.4
Total current liabilities	119.1	126.9		157.6
Short-term borrowings	0.1
Current portion of long-term debt and capital leases	0.8
Long-term capital leases	0.0	0.0		1.3
Deferred income taxes	62.0	63.5		6.9
Pension and postretirement health obligations	0.0	0.0		0.0
Intercompany long-term note payable	4.3	0.0
Due to affiliates	591.6	898.0		532.1
Investment in subsidiaries	0.0	0.0		0.0
Other long-term liabilities	1.7	2.0		3.9
Total non-current liabilities	659.6	963.5		544.2
Total Equity:
Total equity	(361.4)	(638.6)		(185.4)
Total liabilities and equity	$ 417.3	$ 451.8		516.4
Intercompany long-term note payable				$ 0.0